FAIR VALUE OF FINANCIAL INSTRUMENTS (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
Fair Value Disclosures [Abstract]
Summary of Assets and Liabilities Measured at Fair Value on Recurring Basis
The following table summarizes the balances of assets and liabilities measured at fair value on a recurring basis:

(Dollars in millions)	Total	Level 1	Level 2	Level 3
March 31, 2015
Assets:
Investments related to deferred compensation plans	$4	$4	$—	$—
Liabilities:
Commodity swaps	$5	$—	$5	$—
December 31, 2014
Assets:
Investments related to deferred compensation plans	$4	$4	$—	$—
Liabilities:
Commodity swaps	$6	$—	$6	$—
Fair values are based on observable market data.

The following table summarizes the balances of assets and liabilities measured at fair value on a recurring basis:

(Dollars in thousands)	Total	Level 1	Level 2	Level 3
December 31, 2014
Assets:
Investments related to deferred compensation plans	$3,670	$3,670	$—	$—
Liabilities:
Commodity swaps	$6,268	$—	$6,268	$—
December 31, 2013
Assets:
Commodity swaps	$15,505	$—	$15,505	$—
Investments related to deferred compensation plans	3,495	3,495	—	—
Liabilities:
Commodity swaps	$4,959	$—	$4,959	$—
Fair values are based on observable market data.